Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Third party for consideration	$ 7,671,969
Useful lives	37 years
Amortization expense	$ 17,190	$ 263